STATEMENTS OF CHANGES IN SHAREHOLDERS'EQUITY - 6 months ended Jun. 30, 2016 - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-In capital [Member]	Accumulated other comprehensive income [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2015	$ 372	$ 70,270	$ (2,760)	$ (58,019)	$ 9,863
Beginning Balance, shares at Dec. 31, 2015	8,638,685				8,638,685
Exercise of options into Ordinary Shares	$ 13	1,590			$ 1,603
Exercise of options into Ordinary Shares, Shares	257,511
Exercise of warrants into Ordinary Shares	$ 16	1,069			1,085
Exercise of warrants into Ordinary Shares, Shares	310,985
RSUs vested	$ 1	(1)
RSUs vested, Shares	17,500
Issuance of Ordinary Shares, net of issuance costs of $1.7 million, upon follow-on public offering	$ 108	21,176			21,284
Issuance of Ordinary Shares, net of issuance costs of $1.7 million, upon follow-on public offering, Shares	2,090,909
Stock-based compensation and RSUs		687			687
Net income				2,650	2,650
Other comprehensive income			205		205
Ending Balance at Jun. 30, 2016	$ 510	$ 94,791	$ (2,555)	$ (55,369)	$ 37,377
Ending Balance, Shares at Jun. 30, 2016	11,315,590				11,315,590